Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (Note 21)	$ 44,804	$ 27,883
Cost of sales (Note 22)	(84,547)	(31,239)
Depletion and amortization (Note 8)	(15,795)	(7,973)
Care and maintenance costs	(12,733)	(5,947)
Corporate general and administrative (Note 23)	(10,267)	(9,134)
Transaction costs		(23)
Exploration costs	(3,875)	(4,639)
Accretion on decommissioning provision	(203)	(166)
Interest and financing expense	(4,870)	(253)
Foreign exchange gain	391	546
Gain on disposal of assets		37
Impairment to property, plant and equipment (Note 8)	(55,979)
Loss on metals contract liability (Note 9)	(20,780)
Other gain (loss) on derivatives (Note 10, 11, 13 and 26)	1,668	(160)
Loss before income taxes	(162,186)	(31,068)
Income tax recovery	1,610	1,002
Net loss	(160,576)	(30,066)
Attributable to:
Shareholders of the Company	(157,674)	(25,153)
Non-controlling interests (Note 20)	(2,902)	(4,913)
Net loss	(160,576)	(30,066)
Items that will not be reclassified to net loss
Actuarial gain (loss) on post-employment benefit obligations	2,465	(2,529)
Deferred income taxes	(1,708)	(741)
Items that may be reclassified subsequently to net loss
Foreign currency translation reserve	(9)	147
Other comprehensive income (loss)	748	(3,123)
Comprehensive loss	(159,828)	(33,189)
Attributable to:
Shareholders of the Company	(157,705)	(26,968)
Non-controlling interests (Note 20)	(2,123)	(6,221)
Comprehensive loss	$ (159,828)	$ (33,189)
Loss per share attributable to shareholders of the Company
Basic and diluted	$ (1.11)	$ (0.24)
Weighted average number of common shares outstanding
Basic and diluted (Note 19)	141,887,984	103,941,184